SHARE-BASED COMPENSATION - Summary of Changes in Number of Outstanding RSUs and PSUs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Time-Based Restricted Stock Units
Restricted Stock Units
Outstanding, beginning balance (in shares)	904,344	727,633
Granted (in shares)	525,211	631,227
Vested (in shares)	(411,952)	(387,942)
Forfeited (in shares)	(110,258)	(66,574)
Outstanding, ending balance (in shares)	907,345	904,344	727,633
Expected to vest (in shares)	896,180
Weighted-Average Grant Date Fair Value Per Share
Outstanding, beginning balance (in dollars per share)	$ 22.28	$ 17.95
Granted (in dollars per share)	36.19	23.60
Vested (in dollars per share)	21.69	16.16
Forfeited (in dollars per share)	30.39	23.12
Outstanding, ending balance (in dollars per share)	29.64	$ 22.28	$ 17.95
Expected to vest (in dollars per share)	$ 29.57
Weighted-Average Remaining Contractual Term (in Years)
Weighted-average remaining contractual term	1 year 7 months 6 days	1 year	10 months 24 days
Expected to vest	1 year 7 months 6 days
Performance-Based Restricted Stock Units
Restricted Stock Units
Outstanding, beginning balance (in shares)	1,652,020	858,357
Granted (in shares)	407,686	573,070
Vested (in shares)	(468,289)
Forfeited (in shares)	(404,765)	(139,275)
Change in units based on performance expectations (in shares)	(14,444)	359,868
Outstanding, ending balance (in shares)	1,172,208	1,652,020	858,357
Expected to vest (in shares)	1,141,340
Weighted-Average Grant Date Fair Value Per Share
Outstanding, beginning balance (in dollars per share)	$ 21.35	$ 20.06
Granted (in dollars per share)	35.80	23.42
Vested (in dollars per share)	19.10
Forfeited (in dollars per share)	26.15	20.97
Change in units based on performance expectations (in dollars per share)	20.77	20.97
Outstanding, ending balance (in dollars per share)	26.58	$ 21.35	$ 20.06
Expected to vest (in dollars per share)	$ 26.49
Weighted-Average Remaining Contractual Term (in Years)
Weighted-average remaining contractual term	1 year 1 month 6 days	1 year	1 year 6 months
Expected to vest	1 year 1 month 6 days
Market Performance-Based Restricted Stock Units
Restricted Stock Units
Outstanding, beginning balance (in shares)	413,361	438,180
Forfeited (in shares)	(71,702)		(24,819)
Outstanding, ending balance (in shares)	341,659	413,361	438,180
Expected to vest (in shares)	339,654
Weighted-Average Grant Date Fair Value Per Share
Outstanding, beginning balance (in dollars per share)	$ 17.06	$ 16.19
Forfeited (in dollars per share)	16.31		$ 1.76
Outstanding, ending balance (in dollars per share)	16.31	$ 17.06	$ 16.19
Expected to vest (in dollars per share)	$ 16.31
Weighted-Average Remaining Contractual Term (in Years)
Weighted-average remaining contractual term	2 months 12 days	1 year 2 months 12 days	2 years 2 months 12 days
Expected to vest	2 months 12 days